UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: June 30, 2003

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	One International Place
		23 rd Floor
		Boston, MA 02110

13F File Number:	028-07376

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Martin Dyer
Title:	Director of Compliance
Phone:	617-330-8825
Signature, Place, and date of signing:

	Martin Dyer	Boston, MA	 July 28, 2003

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	18

Form 13F Information Table Value Total:	$338,308,000.00


List of Other Included Managers:		0

	No.	13F File Number	Name

             FORM 13F INFORMATION TABLE
	TITLE		VALUE	SHARES /	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGER	SOLE	SHARED	NONE
"-----------------------------	"---------------	"-------------	"-----------	"------------	"----	"--	"--------	"-------
AUTOLIV INC	COM	052800109	5457	201500	SH		SOLE		201500	0	0
CEMEX	SP ADR	151290889	47660	2138173	SH		SOLE		1578846	0	559327
CHINA TELECOM 	SP ADR H	169426103	493	21700	SH		SOLE		21700	0	0
GRUPO TV	SP ADR	40049J206	32129	931300	SH		SOLE		833631	0	97669
GUCCI GROUP N V	COM NY	401566104	43334	442193	SH		SOLE		326331	0	115882
INCO LTD	COM  	453258402	1233	58340	SH		SOLE		31847	0	26493
JACOBS ENGINEER	COM	469814107	2219	52646	SH		SOLE		52646	0	0
KOOKMIN BK 	SP ADR	50049M109	50143	1657635	SH		SOLE		1299521	0	358114
MERCURY GENERAL	COM	589400100	5341	117000	SH		SOLE		117000	0	0
MICROSOFT	COM	594918104	5634	220000	SH		SOLE		220000		0
NOKIA CORP	SP ADR	654902204	5867	357123	SH		SOLE		321479	0	35644
OIL SERVICE HLDG	DEP RCPT	678002106	15398	256000	SH		SOLE		256000	0
PLACER DOME INC	COM	725906101	781	63688	SH		SOLE		34705	0	28963
SK TELECOM LTD	SP ADR	78440P108	34746	1842328	SH		SOLE		1414170	0	428158
SPRINT PCS GRP	COM 	852061506	5560	967000	SH		SOLE		967000	0	0
TAIWAN SEMI 	SP ADR	874039100	36424	3613569	SH		SOLE		2978458	0	635111
TELEMEX	ADR	879403780	42056	1338523	SH		SOLE		990034	0	348489
TURKCELL 	SP ADR	900111204	3833	226838	SH		SOLE		157644	0	69194